Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Accrued Expenses, Current
Accrued employee - related expenses	$ 40,687	$ 35,192
Accrued tax liabilities	13,350	6,274
Accrued restructuring	1,065	1,488
Accrued professional fees	2,103	3,440
Accrued installments for acquisition	0	4,832
Income taxes payable	20,756	3,811
Other	15,767	9,883
Total accrued expenses, current	93,728	64,920
Accrued Expenses, Non-Current
Share-based compensation	0	92,047
Income tax reserve	17,108	2,876
Other	3,879	3,436
Total accrued expenses, non-current	$ 20,987	$ 98,359